Condensed Financial Information of the Parent Company (Details 2) ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 ILS (₪)
Cash flows from operating activities of the Company:
Net income (loss) attributed to the Company		₪ 493		$ 142	₪ 787	[1]		₪ 620	[1]
Adjustments to profit and loss items of the Company:
Cost of share-based payment		15		4	47			45
Adjustments to reconcile profit (loss)		586		168	405			1,036
Changes in assets and liabilities of the Company:
Decrease in trade payables and other accounts payable		74		21	17			(143)
Changes in assets and liabilities total		56		17	(21)			(56)
Cash paid and received during the year by the Company for:
Interest paid		(1,316)		(380)	(1,668)			(1,830)
Taxes paid		(145)		(42)	(90)			(55)
Dividends received		302		87	36			70
Net cash received and paid		1,106		319	1,655			1,772
Net cash used in operating activities of the Company		785		226	1,909			1,514
Cash flows from investing activities of the Company:
Proceeds from sale of fixed assets		2,028		585	1,465			1,164
Net cash provided by (used in) investing activities of the Company		756		219	(3,306)			(4,437)
Cash flows from financing activities of the Company:
Issue of shares (less issue expenses)								586
Exercise of stock options into shares			[2]			[2]			[2]
Purchase of treasury shares		(73)		(21)
Dividend paid to equity holders of the Company		(204)		(59)	(295)			(328)
Issue of debentures (less issue expenses)		451		130	3,131			5,624
Repayment and early redemption of debentures		(2,370)		(685)	(1,855)			(2,582)
Receipt (repayment) of long-term credit facilities from banks, net					77		$ 20
Unwinding of hedging transactions					3
Net cash provided by (used in) financing activities of the Company		(2,113)		(610)	927			4,665
Exchange differences on balance of cash and cash equivalents		(59)		(17)	(70)			(267)
Increase (decrease) in cash and cash equivalents		(631)		(182)	(540)			1,475
Cash and cash equivalents at the beginning of the year		1,520		457	2,125			650
Cash and cash equivalents at the end of the year		954		$ 275	1,520		$ 457	2,125
Parent Company [Member]
Cash flows from operating activities of the Company:
Net income (loss) attributed to the Company		(165)			(600)			553
Adjustments to profit and loss items of the Company:
Depreciation		1			6			2
Dividend income		(206)			(244)			(167)
Finance expenses (income), net		154			760			(492)
Capital loss		132
Cost of share-based payment		11			9			3
Taxes on income (tax benefit)		22			12			55
Adjustments to reconcile profit (loss)		114			543			(599)
Changes in assets and liabilities of the Company:
Increase in other accounts receivable		(4)			1
Decrease in trade payables and other accounts payable		13			(11)			(26)
Changes in assets and liabilities total		9			(10)			(26)
Cash paid and received during the year by the Company for:
Interest paid		(694)			(522)			(649)
Interest received from subsidiaries		115			152			217
Taxes paid		(11)			(16)			(11)
Taxes received		2
Dividends received								3
Dividends received from subsidiaries		206			244			164
Net cash received and paid		(382)			(142)			(276)
Net cash used in operating activities of the Company		(424)			(209)			(348)
Cash flows from investing activities of the Company:
Acquisition of fixed assets		(4)			(1)				[3]
Proceeds from sale of fixed assets			[3]						[3]
Investments in subsidiaries		(129)			(268)			(2,215)
Redemption of preferred shares of subsidiary		612			404			271
Loans repaid by (grant to) subsidiaries, net		953			(438)			154
Proceeds from sale of (investment in) marketable securities, net		55			2			182
Net cash provided by (used in) investing activities of the Company		1,487			(301)			(1,608)
Cash flows from financing activities of the Company:
Issue of shares (less issue expenses)								586
Exercise of stock options into shares	[3]
Repayment of loans for purchase of company shares	[3]
Purchase of treasury shares		(73)
Dividend paid to equity holders of the Company		(204)			(295)			(328)
Issue of debentures (less issue expenses)								2,183
Repayment and early redemption of debentures		(1,140)			(691)			(969)
Receipt (repayment) of long-term credit facilities from banks, net		(43)			1,371			1,102
Payment of long-term loan from institution		(13)
Unwinding of hedging transactions					3
Net cash provided by (used in) financing activities of the Company		(1,473)			388			2,574
Exchange differences on balance of cash and cash equivalents		(6)			(29)			(2)
Increase (decrease) in cash and cash equivalents		(416)			(151)			616
Cash and cash equivalents at the beginning of the year		510			661			45
Cash and cash equivalents at the end of the year		94			510			661
Significant non-cash activities of the Company:
Exchange of loan granted to subsidiaries for capital issuance					375
Dividend declared		₪ 68

[1]	Reclassified, refer to note 2ff.
[2]	Represents an amount of less than NIS 1 million.
[3]	Represents an amount lower than NIS 1 million.